UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 153.9%

Security	Principal Amount (000’s omitted)	Value
Education — 15.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,439,941
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	223,293
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	373,821
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	835,160
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,888,656
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	285,269
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,768,108
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	707,597
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	475,549
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	323,578
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	951,191
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	991,839
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,039,381
University of California, 5.25%, 5/15/39	1,045	1,176,179
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	236,416

		$15,715,978

Electric Utilities — 13.8%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$309,911
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,347,322
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,699,770
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,403,492
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,682,625
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,567,637
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,107,797
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	770,012
Vernon, Electric System Revenue, 5.125%, 8/1/21	900	992,268

		$13,880,834

Escrowed/Prerefunded — 3.0%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$797,168
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,728,552
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	400	444,956

		$2,970,676

General Obligations — 28.4%
California, 5.00%, 10/1/31	$1,885	$2,174,668
California, 5.50%, 11/1/35	1,600	1,906,464
California, 6.00%, 4/1/38	750	874,163
California, (AMT), 5.05%, 12/1/36	140	140,393
Escondido, 5.00%, 9/1/36	1,000	1,143,800
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,127,409

Security	Principal Amount (000’s omitted)	Value
San Bernardino Community College District, 4.00%, 8/1/30	$2,890	$3,033,980
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,644,158
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	979,944
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,566,375
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,641,413
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,568,469
Tamalpais Union High School District, 5.00%, 8/1/27	930	1,116,502
Tamalpais Union High School District, 5.00%, 8/1/28	1,000	1,193,840
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,446,098

		$28,557,676

Hospital — 14.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,122,750
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	212,173
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	706,927
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,008,134
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,279,500
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,103,910
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,292,682
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	598,483
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	622,764
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,935,473
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,878,607
Washington Township Health Care District, 5.25%, 7/1/29	700	701,925

		$14,463,328

Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(3)	$1,235	$1,256,625

		$1,256,625

Insured-Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,475,513

		$1,475,513

Insured-Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,015,823

		$3,015,823

Insured-Escrowed/Prerefunded — 8.2%
East Bay Municipal Utility District, Water System Revenue, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/32(1)	$2,000	$2,155,080
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	5,130	3,934,197
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	2,005	2,175,064

		$8,264,341

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 7.4%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,380,319
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,674,709
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,384,429

		$7,439,457

Insured-Hospital — 8.9%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,963,249
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	764,865
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,241,550

		$8,969,664

Insured-Lease Revenue/Certificates of Participation — 8.1%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,324,711
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,821,580

		$8,146,291

Insured-Special Tax Revenue — 2.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$768,240
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	424,420
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	930	1,040,716

		$2,233,376

Insured-Transportation — 8.3%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,658,850
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,282,625
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	740	664,845
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,340,854
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,442,394

		$8,389,568

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,032,504

		$1,032,504

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$411,307

		$411,307

Senior Living/Life Care — 2.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$327,366
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(3)	175	177,345
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(3)	700	700,224
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	600	698,850
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	608,370

		$2,512,155

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 11.4%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$855,662
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	293,809
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	471,072
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,593,864
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	277,529
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	549,734
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	272,568
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	378,205
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	269,350
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,742,600
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	554,263
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	825,130
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,863,552
Tustin Community Facilities District, 6.00%, 9/1/37	500	518,845

		$11,466,183

Transportation — 12.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	$2,000	$2,056,000
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	1,000	1,151,330
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,401,112
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,642,395
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,052,063
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,451,523

		$12,754,423

Water and Sewer — 1.9%
California Department of Water Resources, 5.00%, 12/1/29	$25	$27,747
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,888,870

		$1,916,617

Total Tax-Exempt Municipal Securities — 153.9% (identified cost $142,624,164)		$154,872,339

Taxable Municipal Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.9%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,872,168

Total Taxable Municipal Securities — 1.9% (identified cost $1,750,000)		$1,872,168

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.7%
Dignity Health, 3.812%, 11/1/24	$720	$744,486

Total Corporate Bonds & Notes — 0.7% (identified cost $720,000)		$744,486

Total Investments — 156.5% (identified cost $145,094,164)		$157,488,993

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.7)%		$(49,975,637)

Other Assets, Less Liabilities — (6.8)%		$(6,872,627)

Net Assets Applicable to Common Shares — 100.0%		$100,640,729

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 30.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,994,581.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $2,833,044 or 2.8% of the Trust’s net assets applicable to common shares.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,377,469

Gross unrealized appreciation	$13,191,139
Gross unrealized depreciation	(389,615)

Net unrealized appreciation	$12,801,524

A summary of open financial instruments at August 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/15	38 U.S. 10-Year Treasury Note	Short	$(4,839,585)	$(4,828,375)	$11,210
12/15	29 U.S. Long Treasury Bond	Short	(4,481,578)	(4,484,125)	(2,547)

					$8,663

At August 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is interest rate risk was $11,210 and $2,547, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$154,872,339	$—	$154,872,339
Taxable Municipal Securities	—	1,872,168	—	1,872,168
Corporate Bonds & Notes	—	744,486	—	744,486
Total Investments	$—	$157,488,993	$—	$157,488,993
Futures Contracts	$11,210	$—	$—	$11,210
Total	$11,210	$157,488,993	$—	$157,500,203

Liability Description
Futures Contracts	$(2,547)	$—	$—	$(2,547)
Total	$(2,547)	$—	$—	$(2,547)

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015